Leases	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Leases [Abstract]
Leases

9. Leases

The Company mostly operates in leased facilities, which are accounted for as operating leases. The leases typically provide for a base rent plus real estate taxes. Certain of the leases provide for escalating rents over the lives of the leases and rent expense is recognized over the terms of those leases on a straight-line basis.
The Company assumed operating leases as part of each of the 2016 acquisitions (see Note 2). At December 31, 2015, the minimum rental commitments under these acquired, non-cancelable operating leases with initial or remaining terms of more than one year were as follows:

Operating Leases
2016 (Jan – Sept)	12,105
2017	13,947
2018	7,916
2019	4,730
2020	2,476
Thereafter	1,908
Total minimum lease payments	$43,082
Rent expense for the acquired branches was $6.9 million in 2016. Sublet income was immaterial.

9. Leases

The Company mostly operates in leased facilities, which are accounted for as operating leases. The leases typically provide for a base rent plus real estate taxes. Certain of the leases provide for escalating rents over the lives of the leases and rent expense is recognized over the terms of those leases on a straight-line basis.
At September 30, 2015, the minimum rental commitments under all non-cancelable operating leases with initial or remaining terms of more than one year were as follows:

Year ending September 30,	Operating Leases
2016	37,303
2017	31,064
2018	24,382
2019	19,200
2020	13,215
Thereafter	23,939
Total minimum lease payments	$149,103
Rent expense was $39,248 in 2015, $34,854 in 2014, and $32,736 in 2013. Sublet income was immaterial for these years.